FORM N-SAR
FOR REGISTERED INVESTMENT COMPANIES
FOR FISCAL YEAR ENDING 12-31-08


GENERAL INFORMATION
1. A. REGISTRANT NAME: The Corporate Bond Trust
   B. File Number: 811-2600
   C. Telephone Number: 201-352-8464
   D. Address: 1200 Harbor Boulevard
"              Weehawken, New Jersey  07086

2. SUMMARY OF THIS FILING:

   1X   12_  23_  34_  45_  56_  67_  78_  89_  100  111X  122X
   2X   13_  24_  35_  46_  57_  68_  79_  90_  101  112X  123X
   3X   14_  25_  36_  47_  58_  69_  80_  91_  102  113X  124X
   4X   15_  26_  37_  48_  59_  70_  81_  92_  103  114X  125X
   5X   16_  27_  38_  49_  60_  71_  82_  93_  104  115X  126X
   6X   17_  28_  39_  50_  61_  72_  83_  94_  105  116X  127
   7X   18_  29_  40_  51_  62_  73_  84_  95_  106  117X  128
   8__  19_  30_  41_  52_  63_  74_  85_  96_  107  118X  129
   9__  20_  31_  42_  53_  64_  75_  86_  97_  108  119X  130
   10_  21_  32_  43_  54_  65_  76_  87_  98_  109  120X  131X
   11_  22_  33_  44_  55_  66_  77_  88_  99_  110  121X  132X

3. Is this the first filing on this form by Registrant?           N
                                                                 Y/N

4. Is this the last filing on this form by Registrant?            N
                                                                 Y/N

5. Is Registrant a small business investment company?             N
                                                                 Y/N

6. Is Registrant a unit investment trust?                         Y
                                                                 Y/N

7. Is Registrant a series or multiple portfolio company?          N
                                                                 Y/N

111. A. Depositor name: UBS Financial Services Inc.
     B. SEC File Number (If any): 1-7367
"    C. Location: Weehawken, New Jersey 07086

112. A. Sponsor name: UBS Financial Services Inc.
     B. SEC File Number (If any): 1-7367
"    C. Location: Weehawken, New Jersey 07086

113. A. Trustee name: NONE
     B. Location: NONE

114. A. Principal underwriter name: UBS Financial Services Inc.
     B. File Number : 8-16267
"    C. Location: Weehawken, New Jersey 07086

115. A. Independent public accountant name: NONE
     B. Location: NONE

116. Family of investment companies information:
     A. Is Registrant part of a family of
        investment companies?                                     N
                                                                 Y/N

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
117. A. Is Registrant a separate account of
        an insurance company?                                     N
                                                                 Y/N

118. State the number of series existing at the end of
     the period that had securities registered under
     the Securities Act of 1933                                  0

119. State the number of new series for which registration
     statements under the Securities Act of 1933 became
     effective during the period                                 0

120. State the total value of the portfolio securities on
     the date of deposit for the new series included in item
     119 ($000's omitted)                                        $0

121. State the number of series for which a current
     prospectus was in existence at the end of the
     period                                                      0

122. State the number of existing series for which
     additional units were registered under the
     Securities Act of 1933 during the current period            0

123. State the total value of the additional units
     considered in answering item 122 ($000's omitted)           $0

124. State the total value of units of prior series that
     were placed in the portfolios of subsequent series
     during the current period (the value of these units
     is to be measured on the date they were placed in the
     subsequent series) ($000's omitted)                         $0

125. State the total dollar amount of sales loads collected
     (before reallowances to other brokers or dealers) by
     Registrant's principal underwriter and any underwriter
     which is an affiliated person of the principal
     underwriter during the current period solely from the
     sale of units of all series of Registrant
     ($000's omitted)                                            $0

"126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market
     operations in Registrant's units (include the sales
"     loads, if any, collected on units of a prior series"
     placed in the portfolio of a subsequent series.)
     ($000's omitted)                                            $0

127. List opposite the appropriate description below the
     number of series whose portfolios are invested
     primarily (based upon a percentage of NAV) in each
"     type of security shown, the aggregate total assets
     at market value as of a date at or near the end of the
     current period of each such group of series and the
     total income distributions made by each such group of
     series during the current period (excluding distributions
"     of realized gains, if any):

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
                           Number      Total      Total
                           of          Assets     Income
                           Series     ($000's     Distributions
                           Investing   Omitted)  ($000's omitted)
A U.S. Treasury direct
.. issue                               $          $

B U.S. Government agency              $          $

C State and  municipal
.. tax-free                            $          $

D Public utility debt                 $          $

E Brokers or dealers debt
.. or debt of brokers' or
  dealers' parent                     $          $

F All other corporate
.. intermed. & long term
  debt                                $          $

G All other corporate
.. short-term debt                     $          $

H Equity securities of
.. brokers or dealers or
  parents of brokers or
  dealers                             $          $

I Investment company
.. equity securities                   $          $

J All other equity
.. securities                          $          $

K Other securities                    $          $

L Total assets of all
  series of registrant                $          $

128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?
                                                                 Y/N

129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period?
                                                                 Y/N

"130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees?
                                                                 Y/N

131. Total expenses incurred by all series of Registrant
     during the current reporting period ($000's omitted)        $0

"132. List the ""811"" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

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
     811-2600           811-2545                811-2435

For period ending (a) 12-31-08
File Number (c) 811-2600

This report is signed on behalf of the registrant in the City of New York and State of New York on the 26th day of February 2009.



                                   The Corporate Bond Trust
                                   (Registrant)


Witness: /s/ RICHARD BOROVOY       By: /s/ ANDREW TURNER
             Richard Borovoy            Andrew Turner
             Assistant Secretary        Associate Director

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